Interim Consolidated Statement of Cash Flows - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Jan. 31, 2018
Cash flows from (used in) operating activities
Net income before income taxes, including equity in net income of an investment in TD Ameritrade	$ 2,913	$ 3,393
Adjustments to determine net cash flows from (used in) operating activities
Provision for credit losses (Note 6)	850	693
Depreciation	144	137
Amortization of other intangibles	195	196
Net securities losses (gains) (Note 5)	11	(3)
Deferred taxes	141	680
Changes in operating assets and liabilities
Interest receivable and payable (Notes 10, 12)	(76)	(62)
Securities sold under repurchase agreements	1,373	(4,643)
Securities purchased (sold) under reverse repurchase agreements	(5,051)	9,829
Securities sold short	(588)	1,685
Trading loans and securities	5,827	(8,043)
Loans net of securitization and sales	(2,884)	(4,777)
Deposits	(34,246)	(5,493)
Derivatives	6,297	3,002
Non-trading financial assets at fair value through profit or loss	231	4,768
Financial assets and liabilities designated at fair value through profit or loss	26,727	(133)
Securitization liabilities	(1,021)	(1,220)
Current taxes	(764)	159
Brokers, dealers and clients amounts receivable and payable	(2,178)	(786)
Other	(886)	2,996
Net cash from (used in) operating activities	(3,307)	2,231
Cash flows from (used in) financing activities
Redemption or repurchase of subordinated notes and debentures	44	(1,850)
Common shares issued (Note 13)	24	61
Repurchase of common shares (Note 13)	(313)
Preferred shares issued (Note 13)	346
Sale of treasury shares (Note 13)	2,353	2,036
Purchase of treasury shares (Note 13)	(2,376)	(1,930)
Dividends paid	(1,188)	(1,063)
Redemption of non-controlling interests in subsidiaries (Note 13)	(1,000)
Distributions to non-controlling interests in subsidiaries	(11)	(18)
Net cash from (used in) financing activities	(2,121)	(2,764)
Cash flows from (used in) investing activities
Interest-bearing deposits with banks	(951)	6,292
Activities in financial assets at fair value through other comprehensive income (Note 5)
Purchases	(4,359)	(4,999)
Proceeds from maturities	7,585	6,438
Proceeds from sales	2,470	440
Activities in debt securities at amortized cost (Note 5)
Purchases	(5,977)	(10,678)
Proceeds from maturities	5,903	3,003
Proceeds from sales	1,116
Net purchases of land, buildings, equipment, and other depreciable assets	(173)	74
Net cash acquired from (paid for) divestitures and acquisitions (Note 8)	(536)
Net cash from (used in) investing activities	5,078	570
Effect of exchange rate changes on cash and due from banks	(4)	(112)
Net increase (decrease) in cash and due from banks	(354)	(75)
Cash and due from banks at beginning of period	4,735	3,971
Cash and due from banks at end of period	4,381	3,896
Supplementary disclosure of cash flows from operating activities
Amount of income taxes paid (refunded) during the period	1,167	601
Amount of interest paid during the period	4,705	2,922
Amount of interest received during the period	10,155	8,044
Amount of dividends received during the period	356	263
TD Ameritrade [member]
Adjustments to determine net cash flows from (used in) operating activities
Equity in net income of an investment in TD Ameritrade (Note 7)	$ (322)	$ (147)